01/04/2007 09:58 FAX 2123065325 ⌀006

ck 1363054

07030007

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
JAN 0 4 2007
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33234

CERTANX

January 4, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
JAN 0 8 2007 E
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on January 3, 2007 the American Stock Exchange LLC (the "Exchange") received from PowerShares DB Silver Fund (A Series of PowerShares DB Multi-Sector Commodity Trust) (the "Registrant") and DB Silver Master Fund (A Series of DB Multi-Sector Commodity Master Trust) (the "Co-Registrant), a copy of the Registrant's and Co-Registrant's application on Form 8-A for the registration of the following securities:

Common Units of Beneficial Interest

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl